Commitments and Contingencies (Details Narrative) - USD ($)		1 Months Ended	3 Months Ended	12 Months Ended
	Jun. 14, 2018	Sep. 30, 2021	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2018
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Accounts payable			$ 946,244	$ 937,698	$ 726,220
TCA Global Credit Master Fund LP [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Damages sought value					2,030,000
Damages awarded value		$ 500,000
CTI Consulting, LLC. [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Damages sought value		45,000
Damages awarded value		$ 5,000
Techlogix, Inc. [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Damages sought value	$ 71,223
P2P Staffing Corp [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Proceeds from legal settlements						$ 58,784
Accounts payable			10,464	10,464	$ 10,464
One Former Employee [Member] | Rennova and Collab Rx, Inc. [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Damages sought value			253,000	253,000
Other Former Employee [Member] | Rennova and Collab Rx, Inc. [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Damages sought value			$ 173,000	$ 173,000
Consulting Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Consulting agreement description			the Company entered into a consulting agreement effective June 1, 2021, with a company owned by Mr. Dab, the Company’s former CEO, for a period of one year to provide assistance in developing the Company’s business including communications with existing shareholders and the general public. This company shall be paid $60,000 upon receipt of funding from an outside source or within 90 days of signing the agreement. This has not yet been paid. This agreement has been renewed for another year. Additionally, this company shall be paid $3,500 per month until the agreement expires.	the Company entered into a consulting agreement effective June 1, 2021, with a company owned by Mr. Dab, the Company’s former CEO, for a period of one year to provide assistance in developing the Company’s business including communications with existing shareholders and the general public. This company shall be paid $60,000 upon receipt of funding from an outside source or within 90 days of signing the agreement. This has not yet been paid. This agreement has been renewed for another year. Additionally, this company shall be paid $3,500 per month until the agreement expires.